Convertible notes	6 Months Ended
Sep. 30, 2017
Convertible notes
Convertible notes

4Convertible notes

On April 27 and October 3, 2012, the Company completed the sale of US$65,000 and US$50,000 in aggregate principal amount of 7% senior unsecured convertible notes to Brilliant China Healthcare Investment Limited (formerly known as KKR China Healthcare Investment Limited) (“BCHIL”) (the “KKR Notes”) and Golden Meditech (the “GM Notes,” and collectively the “Notes”), respectively. The GM Notes were subsequently sold to Cordlife Group Limited and Magnum Opus International Holdings Limited in November 2014. In May 2015, Golden Meditech initiated a series of agreements and transactions to acquire US$115,000 in aggregate principal amount of the Notes. As of January 2016, Golden Meditech, through its wholly owned subsidiary, Golden Meditech Stem Cells (BVI) Company Limited (“GMSC”) became the owner of the Notes.

In April 2017, GMSC exercised the conversion of the Notes of US$115,000 at a conversion price of US$2.838 per share, which resulted in the issuance of 40,521,494 ordinary shares of the Company. Subsequent to such conversion, the Company has no outstanding convertible notes.

The carrying amounts of the Notes, net are summarized in the following table:

	March 31,	September 30,
	2017	2017	2017
	RMB	RMB	US$

Principal amount of the KKR Notes	449,608	—	—
Principal amount of the GM Notes	345,852	—	—
Cumulative interest payable	236,389	—	—
Less: Unamortized debt issuance costs	(695)	—	—

Total convertible notes, net	1,031,154	—	—

The Company accrued interest on the Notes based on the guaranteed 12% internal rate of return per annum. The difference between the accrued interest rate of 12% and the coupon rate of 7% of the Notes is recorded in convertible notes in the consolidated balance sheet as of March 31, 2017. Debt issuance costs in connection with the issuance of convertible notes are amortized from the date the Notes were issued to the earliest date the holders of the Notes can demand payment, which is five years. Upon the conversion of the Notes, the carrying value of the Notes (net of the cost of shares issued) were credited to additional paid-in capital.

Interest relating to the Notes was recognized as follows:

	Three months ended September 30,			Six months ended September 30,
	2016	2017	2017	2016	2017	2017
	RMB	RMB	US$	RMB	RMB	US$

KKR Notes interest incurred	16,343	—	—	31,905	1,454	219
GM Notes interest incurred	11,846	—	—	23,320	1,113	167
Amortization of debt issuance costs	986	—	—	1,941	690	104

Total interest expense	29,175	—	—	57,166	3,257	490